Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 1,276	$ 1,242
Amounts subject to an enforceable netting arrangement	(1,276)	(1,242)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(1,276)	(1,242)
Amounts subject to an enforceable netting arrangement	1,276	$ 1,242
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 0